Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounts Receivable
Accounts Receivable

Note 4. Accounts Receivable

Receivables are recorded and carried at the original invoiced amount or, for unbilled receivables, at the recognized revenue amount less an allowance for credit losses (in thousands).

	March 31, 2026	December 31, 2025
Trade accounts receivable	$2,714	$1,997
Unbilled receivables	905	713
Allowance for credit losses	(429)	(303)
Accounts receivable	$3,190	$2,407

Trade accounts receivable and unbilled receivables as of December 31, 2025 was $2.0 million and $0.7 million, respectively. Trade accounts receivable represent amounts billed to customers for services rendered and network infrastructure installed or where we have a contractual right to bill. Unbilled receivables represent revenue recognized in excess of amounts billed to customers, primarily related to the allocation of contract consideration for network design and installation services recognized over time. As of March 31, 2026, the Company had unbilled receivables of approximately $0.9 million, which are expected to be billed within the next twelve months.

As of March 31, 2026 and December 31, 2025, the Company recorded an allowance for credit losses of approximately $0.4 million and $0.3 million, respectively.

Note 4. Accounts Receivable

Accounts receivable consisted of the following (in thousands):

	As of December 31,
	2025	2024
Trade accounts receivable	$1,997	$3,663
Unbilled receivables	713	788
Allowance for credit losses	(303)	—
Accounts receivable, net	$2,407	$4,451

Trade accounts receivable was $0.9 million as of January 1, 2024 and unbilled receivables was $0 as of January 1, 2024. Trade accounts receivable represent amounts billed to customers for services rendered and network infrastructure installed. Unbilled receivables represent revenue recognized in excess of amounts billed to customers, primarily related to the allocation of contract consideration for network design and installation services recognized over time. As of December 31, 2025, the Company had unbilled receivables of approximately $0.7 million, which are expected to be billed within the next twelve months.

As of December 31, 2025, the Company recorded an allowance for credit losses of approximately $0.3 million related to trade accounts receivable based on the aging schedule methodology described in Note 2. No allowance for credit losses was recorded as of December 31, 2024. See Note 2 for additional information regarding the Company’s allowance for credit losses methodology and the change in estimation approach effective for the year ended December 31, 2025.